UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22998

CSOP ETF TRUST

(Exact name of registrant as specified in charter)

2801 – 2803, Two Exchange Square,

8 Connaught Place

Central, Hong Kong

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Item 1. Report to Stockholders.

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SEMI-ANNUAL REPORT

MARCH 31, 2016 (UNAUDITED)

CSOP ETF TRUST

DISCLOSURE OF FUND EXPENSES
March 31, 2016 (Unaudited)

Example

As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015* until March 31, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other exchange traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 10/1/2015*	Actual Ending Value 3/31/2016	Hypothetical Ending Account Value 3/31/2016	Actual Expenses Paid During the Period		Hypothetical Expenses Paid During the Period		Annualized Expense Ratio
CSOP FTSE China A50 ETF	$1,000.00	$1,008.30	$1,021.55	$3.46	(a)	$3.49	(a)	0.69%
CSOP MSCI China A International Hedged ETF	1,000.00	868.00	1,018.86	3.31	(b)	3.57	(b)	0.79
CSOP China CSI 300 A-H Dynamic ETF	1,000.00	887.30	1,019.04	3.17	(b)	3.39	(b)	0.75

*	CSOP MSCI China A International Hedged ETF and CSOP China CSI 300 A-H Dynamic ETF commenced operations, October 20, 2015.
(a)	Expenses are equal to the Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183 days) in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).
(b)	Expenses are equal to a Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (164 days) in the most recent fiscal half-year since commencement of operations, then divided by 366 (to reflect the one-half year period).

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016

	Shares	Value
Common Stocks – 98.0%
China – 98.0%
Auto Manufacturers – 2.2%
Byd Co. Ltd. Class A(a)	9,400	$85,393
SAIC Motor Corp. Ltd. Class A	46,789	144,984
		230,377
Banks – 41.0%
Agricultural Bank of China Ltd. Class A	711,800	351,846
Bank of Beijing Co. Ltd. Class A	181,500	282,606
Bank of China Ltd. Class A	425,500	223,472
Bank of Communications Co. Ltd. Class A	340,400	292,879
China CITIC Bank Corp. Ltd. Class A(a)	62,138	58,263
China Construction Bank Corp. Class A	182,400	136,650
China Everbright Bank Co. Ltd. Class A	281,000	162,773
China Merchants Bank Co. Ltd. Class A	204,128	507,344
China Minsheng Banking Corp. Ltd. Class A	470,920	662,689
Industrial & Commercial Bank of China Ltd. Class A	434,900	288,198
Industrial Bank Co. Ltd. Class A	276,832	664,097
Ping An Bank Co. Ltd. Class A	121,520	199,725
Shanghai Pudong Development Bank Co. Ltd. Class A	174,515	483,345
		4,313,887
Beverages – 3.2%
Kweichow Moutai Co. Ltd. Class A	8,947	342,249
Building Materials – 1.4%
Gree Electric Appliances, Inc. of Zhuhai Class A(b)(c)	51,028	151,498
Coal – 0.8%
China Shenhua Energy Co. Ltd. Class A	39,867	86,585
Commercial Services – 0.5%
Shanghai International Port Group Co. Ltd. Class A	60,700	52,039
Computers – 0.2%
Hedy Holding Co. Ltd. Class A(a)	3,900	18,591
Diversified Financial Services – 11.5%
CITIC Securities Co. Ltd. Class A	157,146	432,083
GF Securities Co. Ltd. Class A	46,541	120,203
Guosen Securities Co. Ltd. Class A	25,100	63,664
Guotai Junan Securities Co. Ltd. Class A	30,800	93,774
Haitong Securities Co. Ltd. Class A	121,200	267,534
Huatai Securities Co. Ltd. Class A	46,100	121,841
Shenwan Hongyuan Group Co. Ltd. Class A(a)	84,000	115,352
		1,214,451

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Electric – 1.3%
China National Nuclear Power Co. Ltd. Class A(a)	78,400	$93,493
Huaneng Power International, Inc. Class A	38,000	46,783
		140,276
Electronics – 1.0%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	21,506	102,385
Engineering & Construction – 5.4%
China Communications Construction Co. Ltd. Class A	28,300	53,332
China Railway Construction Corp. Ltd. Class A	55,500	96,104
China Railway Group Ltd. Class A	112,900	140,389
China State Construction Engineering Corp. Ltd. Class A	242,200	213,252
Power Construction Corp. of China Ltd. Class A	63,600	63,465
		566,542
Healthcare-Services – 0.5%
Shanghai RAAS Blood Products Co. Ltd. Class A	8,600	50,707
Holding Companies-Diversified – 0.9%
China Merchants Shekou Industrial Zone Co. Ltd. Class A(a)	41,300	96,013
Home Furnishings – 1.6%
Midea Group Co. Ltd. Class A	35,260	168,028
Insurance – 12.4%
China Life Insurance Co. Ltd. Class A	29,545	108,893
China Pacific Insurance Group Co. Ltd. Class A	50,617	205,087
New China Life Insurance Co. Ltd. Class A	11,446	71,730
Ping An Insurance Group Co. of China Ltd. Class A	186,136	914,615
		1,300,325
Iron/Steel – 0.7%
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	164,300	75,123
Miscellaneous Manufacturer – 2.4%
CRRC Corp. Ltd. Class A	157,230	248,702
Oil & Gas – 2.3%
China Petroleum & Chemical Corp. Class A	192,700	141,688
PetroChina Co. Ltd. Class A	81,500	95,804
		237,492
Real Estate – 4.6%
China Vanke Co. Ltd. Class A(b)(c)	151,000	484,460
Shipbuilding – 1.9%
China Shipbuilding Industry Co. Ltd. Class A	177,600	197,249
Telecommunications – 1.1%
China United Network Communications Ltd. Class A	171,300	116,162

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
March 31, 2016

	Shares	Value
Transportation – 1.1%
Daqin Railway Co. Ltd. Class A	107,300	$113,868
Total Common Stocks (Cost $10,899,972)		10,307,009
Total Investments – 98.0% (Cost $10,899,972)#		10,307,009
Other assets in excess of liabilities – 2.0%		213,438
Total Net Assets – 100.0%		$10,520,447

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $635,958 or 6.0% of net assets.
(c)	Security has been deemed to be illiquid as of March 31, 2016.
#	Cost for federal income tax purposes as of March 31, 2016 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$333,815
Gross unrealized depreciation	(926,778)
Net unrealized depreciation	$(592,963)

Summary of Investments by Sectorˆ
Financials	70.4%
Industrials	11.2
Consumer Discretionary	5.2
Consumer Staples	3.3
Energy	3.1
Utilities	1.3
Information Technology	1.2
Telecommunication Services	1.1
Materials	0.7
Healthcare	0.5
Other assets in excess of liabilities	2.0
100.0%

ˆ	As a percentage of total net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016

	Shares	Value
Common Stocks – 101.0%
China – 101.0%
Advertising – 0.2%
Guangdong Advertising Group Co. Ltd. Class A	900	$2,544
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,400	3,536
		6,080
Aerospace/Defense – 1.2%
AVIC Aircraft Co. Ltd. Class A	2,700	8,070
AVIC Aviation Engine Corp. PLC Class A	1,600	9,760
AVIC Helicopter Co. Ltd. Class A	600	4,033
China Aerospace Times Electronics Co. Ltd. Class A(a)	1,000	2,305
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A	700	2,247
Jihua Group Corp. Ltd. Class A	3,900	5,663
		32,078
Agriculture – 0.5%
Beijing Dabeinong Technology Group Co. Ltd. Class A	2,500	4,557
Heilongjiang Agriculture Co. Ltd. Class A	1,700	2,923
Hunan Dakang Pasture Farming Co. Ltd. Class A(a)(b)(c)	2,400	2,413
Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,000	2,800
		12,693
Airlines – 1.2%
Air China Ltd. Class A	5,700	6,040
China Eastern Airlines Corp. Ltd. Class A(a)	7,700	7,232
China Southern Airlines Co. Ltd. Class A	7,100	6,921
Hainan Airlines Co. Ltd. Class A	11,900	5,827
Spring Airlines Co. Ltd. Class A	600	4,302
		30,322
Apparel – 0.3%
Visual China Group Co. Ltd. Class A(a)	700	2,826
Youngor Group Co. Ltd. Class A	2,200	5,138
		7,964
Auto Manufacturers – 3.0%
Anhui Jianghuai Automobile Co. Ltd. Class A	1,500	2,635
Beiqi Foton Motor Co. Ltd. Class A	3,400	2,857
Byd Co. Ltd. Class A(a)	1,300	11,810
China Avionics Systems Co. Ltd. Class A	1,500	4,585
Chongqing Changan Automobile Co. Ltd. Class A	3,800	9,257
FAW CAR Co. Ltd. Class A	1,600	3,482
Great Wall Motor Co. Ltd. Class A	4,000	5,635
Hubei Energy Group Co. Ltd. Class A	5,400	3,929
Pang Da Automobile Trade Co. Ltd. Class A(a)(b)(c)	6,500	3,143
SAIC Motor Corp. Ltd. Class A	7,000	21,691
Weifu High-Technology Group Co. Ltd. Class A	900	2,669
Zhengzhou Yutong Bus Co. Ltd. Class A	2,200	6,586
		78,279

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Auto Parts & Equipment – 1.3%
Fengfan Stock Ltd. Co. Class A	500	$2,541
Fuyao Glass Industry Group Co. Ltd. Class A	2,000	4,600
Huayu Automotive Systems Co. Ltd. Class A	2,600	6,113
Hunan Jiangnan Red Arrow Co. Ltd. Class A	1,000	2,079
Wanxiang Qianchao Co. Ltd. Class A	2,300	5,944
Weichai Power Co. Ltd. Class A	3,000	3,744
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A(b)(c)	600	3,364
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A(a)	800	4,404
		32,789
Banks – 16.3%
Agricultural Bank of China Ltd. Class A	74,100	36,628
Bank of Beijing Co. Ltd. Class A	12,000	18,685
Bank of China Ltd. Class A	66,400	34,873
Bank of Communications Co. Ltd. Class A	37,100	31,921
Bank of Nanjing Co. Ltd. Class A	3,400	8,455
Bank of Ningbo Co. Ltd. Class A	3,900	8,115
China CITIC Bank Corp. Ltd. Class A(a)	8,500	7,970
China Construction Bank Corp. Class A	9,600	7,192
China Everbright Bank Co. Ltd. Class A	37,600	21,780
China Merchants Bank Co. Ltd. Class A	19,500	48,466
China Minsheng Banking Corp. Ltd. Class A	27,900	39,261
Huaxia Bank Co. Ltd. Class A	8,400	13,183
Industrial & Commercial Bank of China Ltd. Class A	51,000	33,796
Industrial Bank Co. Ltd. Class A	18,000	43,181
Ping An Bank Co. Ltd. Class A	13,500	22,188
Shanghai Pudong Development Bank Co. Ltd. Class A	17,600	48,746
		424,440
Beverages – 3.3%
Beijing Yanjing Brewery Co. Ltd. Class A	2,800	3,179
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,000	10,319
Kweichow Moutai Co. Ltd. Class A	1,200	45,903
Luzhou Laojiao Co. Ltd. Class A	1,400	5,331
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A(a)	900	2,540
Tsingtao Brewery Co. Ltd. Class A	700	3,103
Wuliangye Yibin Co. Ltd. Class A	3,800	16,500
		86,875
Biotechnology – 0.3%
Hualan Biological Engineering, Inc. Class A	600	4,114
MeiHua Holdings Group Co. Ltd. Class A(b)(c)	3,100	4,377
		8,491
Building Materials – 0.9%
Anhui Conch Cement Co. Ltd. Class A	4,000	10,436
BBMG Corp. Class A	2,400	3,340
Beijing New Building Materials PLC Class A	1,300	1,914
Luxin Venture Capital Group Co. Ltd. Class A	700	2,666
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,800	4,749
		23,105

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Chemicals – 1.8%
China Hainan Rubber Industry Group Co. Ltd. Class A	4,000	$3,701
Hongda Xingye Co. Ltd. Class A	900	2,566
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	3,700	4,429
Jiangsu Protruly Vision Technology Group Co. Ltd. Class A(a)	2,300	5,720
Kingenta Ecological Engineering Group Co. Ltd. Class A(b)(c)	1,600	3,853
Kingfa Sci & Tech Co. Ltd. Class A	2,600	2,567
Qinghai Salt Lake Industry Co. Ltd. Class A	1,300	3,864
Sinopec Shanghai Petrochemical Co. Ltd. Class A(a)	6,100	6,426
Wanhua Chemical Group Co. Ltd. Class A	2,200	5,013
Zhejiang Juhua Co. Ltd. Class A	1,700	3,162
Zhejiang Longsheng Group Co. Ltd. Class A	3,300	5,408
		46,709
Coal – 1.3%
China Coal Energy Co. Ltd. Class A	6,100	4,824
China Shenhua Energy Co. Ltd. Class A	5,700	12,380
Jizhong Energy Resources Co. Ltd. Class A	3,600	2,931
SDIC Xinji Energy Co. Ltd. Class A(a)	2,600	2,514
Shanghai U9 Game Co. Ltd. Class A(a)	800	2,173
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A(b)(c)	3,000	3,378
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	3,200	3,722
Yang Quan Coal Industry Group Co. Ltd. Class A(a)	2,400	2,502
		34,424
Commercial Services – 1.2%
Dalian Port PDA Co. Ltd. Class A	3,400	3,514
Eternal Asia Supply Chain Management Ltd. Class A(a)	1,000	4,549
Rizhao Port Co. Ltd. Class A	2,400	1,935
Shanghai International Port Group Co. Ltd. Class A	6,600	5,658
Shenzhen Jinjia Color Printing Group Co. Ltd. Class A	1,200	2,158
Taihai Manoir Nuclear Equipment Co. Ltd. Class A(a)	300	2,323
TangShan Port Group Co. Ltd. Class A	2,300	2,974
Tianjin Port Co. Ltd. Class A	1,700	2,634
Yingkou Port Liability Co. Ltd. Class A	5,400	3,495
Zhejiang Yasha Decoration Co. Ltd. Class A	1,300	2,719
		31,959
Computers – 1.7%
BOE Technology Group Co. Ltd. Class A	32,100	12,644
Dawning Information Industry Co. Ltd. Class A	300	3,204
DHC Software Co. Ltd. Class A(b)(c)	1,500	5,816
Fujian Newland Computer Co. Ltd. Class A(a)(b)(c)	900	2,359
GRG Banking Equipment Co. Ltd. Class A	900	3,320
Inspur Electronic Information Industry Co. Ltd. Class A	1,000	3,953
Shenghe Resources Class A	900	1,457
Shenzhen Rapoo Technology Co. Ltd. Class A(a)	300	1,948
Tsinghua Tongfang Co. Ltd. Class A	3,000	5,936
Venustech Group, Inc. Class A(b)(c)	800	2,924
		43,561

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Distribution/Wholesale – 0.7%
Liaoning Cheng Da Co. Ltd. Class A	1,500	$4,083
Minmetals Development Co. Ltd. Class A	1,000	2,542
Shanghai Jahwa United Co. Ltd. Class A	700	3,318
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	800	2,395
Sinochem International Corp. Class A	2,100	3,429
Xiamen ITG Group Corp. Ltd. Class A	1,700	1,715
		17,482
Diversified Financial Services – 9.7%
Anxin Trust Co. Ltd. Class A	1,700	4,404
Bohai Leasing Co. Ltd. Class A(b)(c)	6,000	6,321
Changjiang Securities Co. Ltd. Class A	4,800	7,622
China Merchants Securities Co. Ltd. Class A	5,500	15,199
CITIC Securities Co. Ltd. Class A	9,300	25,571
Dongxing Securities Co. Ltd. Class A	1,700	7,088
Everbright Securities Co. Ltd. Class A	3,100	9,146
Founder Securities Co. Ltd. Class A(a)	8,300	10,154
GF Securities Co. Ltd. Class A	5,600	14,463
Guosen Securities Co. Ltd. Class A	4,100	10,399
Guotai Junan Securities Co. Ltd. Class A	4,800	14,614
Guoyuan Securities Co. Ltd. Class A	2,000	5,722
Haitong Securities Co. Ltd. Class A	7,700	16,997
Huatai Securities Co. Ltd. Class A	5,200	13,743
Industrial Securities Co. Ltd. Class A	6,760	9,179
Northeast Securities Co. Ltd. Class A	2,000	4,371
Orient Securities Co. Ltd. Class A	3,500	10,980
Pacific Securities Co. Ltd. Class A	4,550	4,850
Sealand Securities Co. Ltd. Class A	2,800	5,052
Shanghai DZH Ltd. Class A(a)	2,000	3,182
Shanxi Securities Co. Ltd. Class A	2,500	4,580
Shenwan Hongyuan Group Co. Ltd. Class A(a)	12,400	17,028
Sinolink Securities Co. Ltd. Class A	3,000	6,687
SooChow Securities Co. Ltd. Class A	2,700	5,593
Southwest Securities Co. Ltd. Class A	5,700	7,493
Western Securities Co. Ltd. Class A	2,800	11,687
		252,125
Electric – 3.9%
Beijing Jingneng Power Co. Ltd. Class A	3,900	2,952
China National Nuclear Power Co. Ltd. Class A(a)	12,300	14,668
China Yangtze Power Co. Ltd. Class A	13,700	25,987
GD Power Development Co. Ltd. Class A	18,600	8,849
Guangdong Electric Power Development Co. Ltd. Class A	1,700	1,547
Huadian Power International Corp. Ltd. Class A	8,200	7,156
Huaneng Power International, Inc. Class A	7,000	8,618
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,800	3,100
SDIC Power Holdings Co. Ltd. Class A	6,800	7,248
Shanghai Electric Power Co. Ltd. Class A	2,200	3,962
Shenergy Co. Ltd. Class A	4,600	4,313
Shenzhen Energy Group Co. Ltd. Class A	4,000	4,505
Sichuan Chuantou Energy Co. Ltd. Class A	4,400	5,811

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Electric – 3.9% (continued)
Zhefu Holding Group Co. Ltd. Class A	2,000	$1,928
		100,644
Electrical Components & Equipment – 1.8%
Changyuan Group Ltd. Class A	1,100	2,579
China Aviation Optical-Electrical Technology Co. Ltd. Class A	600	3,313
China XD Electric Co. Ltd. Class A	5,200	4,514
Chinese Universe Publishing & Media Co. Ltd. Class A	1,400	4,183
Dongfang Electric Corp. Ltd. Class A	2,000	3,467
Fangda Carbon New Material Co. Ltd. Class A(a)	1,700	2,684
Henan Pinggao Electric Co. Ltd. Class A	1,100	2,649
Qingdao Hanhe Cable Co. Ltd. Class A	3,100	2,337
TBEA Co. Ltd. Class A	3,300	4,644
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	2,200	5,580
XJ Electric Co. Ltd. Class A	1,000	2,235
Zhejiang Chint Electrics Co. Ltd. Class A	1,200	3,752
Zhejiang Wanma Co. Ltd. Class A	900	2,901
Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,600	2,417
		47,255
Electronics – 2.3%
Chengdu Santai Holding Group Co. Ltd. Class A(b)(c)	900	3,184
Dongxu Optoelectronic Technology Co. Ltd. Class A	3,500	4,174
GoerTek, Inc. Class A	1,500	5,931
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,100	19,519
Han's Laser Technology Industry Group Co. Ltd. Class A	1,100	3,781
Luxshare Precision Industry Co. Ltd. Class A	1,300	5,874
North Navigation Control Technology Co. Ltd. Class A	700	2,565
Shenzhen Huaqiang Industry Co. Ltd. Class A	500	2,167
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,300	3,109
Tianma Microelectronics Co. Ltd. Class A	900	2,632
Tongfang Guoxin Electronics Co. Ltd. Class A	600	4,044
Westone Information Industry, Inc. Class A	400	2,375
		59,355
Energy-Alternate Sources – 0.1%
Sinovel Wind Group Co. Ltd. Class A(a)	4,800	2,306
Engineering & Construction – 4.3%
China CAMC Engineering Co. Ltd. Class A	800	2,829
China Communications Construction Co. Ltd. Class A	3,900	7,350
China Gezhouba Group Co. Ltd. Class A	4,600	4,278
China National Chemical Engineering Co. Ltd. Class A	5,000	4,541
China Railway Construction Corp. Ltd. Class A	7,200	12,467
China Railway Erju Co. Ltd. Class A	1,400	2,961
China Railway Group Ltd. Class A	14,700	18,279
China State Construction Engineering Corp. Ltd. Class A	28,400	25,006
Metallurgical Corp. of China Ltd. Class A	13,100	8,499
Power Construction Corp. of China Ltd. Class A	11,100	11,076
Shanghai Construction Group Co. Ltd. Class A	5,000	4,155
Shanghai International Airport Co. Ltd. Class A	1,000	4,648
Shanghai Tunnel Engineering Co. Ltd. Class A	3,200	4,073

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Engineering & Construction – 4.3% (continued)
Sichuan Road & Bridge Co. Ltd. Class A(b)(c)	3,000	$1,863
		112,025
Entertainment – 0.4%
Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,300	7,905
Wanda Cinema Line Co. Ltd. Class A(b)(c)	200	2,481
		10,386
Environmental Control – 0.5%
Beijing Capital Co. Ltd. Class A	2,400	3,136
Beijing Orient Landscape & Ecology Co. Ltd. Class A	1,000	3,279
Fujian Longking Co. Ltd. Class A	1,100	2,240
Tus-Sound Environmental Resources Co. Ltd. Class A	800	4,023
		12,678
Food – 1.8%
Beingmate Baby & Child Food Co. Ltd. Class A(a)	1,000	1,840
Bright Dairy & Food Co. Ltd. Class A	1,200	2,224
COFCO Tunhe Co. Ltd. Class A	2,100	3,983
Gansu Yasheng Industrial Group Co. Ltd. Class A	2,000	1,727
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,300	10,761
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,800	13,054
Muyuan Foodstuff Co. Ltd. Class A(b)(c)	500	4,684
Shenzhen Agricultural Products Co. Ltd. Class A	1,700	3,430
Yonghui Superstores Co. Ltd. Class A	4,100	5,668
		47,371
Gas – 0.2%
Beijing SPC Environmental Protection Tech Co. Ltd. Class A(b)(c)	1,000	3,466
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,300	2,462
		5,928
Healthcare-Products – 0.2%
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	700	3,202
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A(a)	600	2,881
		6,083
Healthcare-Services – 0.4%
Shanghai RAAS Blood Products Co. Ltd. Class A	1,800	10,613
Holding Companies-Diversified – 1.4%
AVIC Capital Co. Ltd. Class A	3,800	7,302
China Baoan Group Co. Ltd. Class A	1,600	3,394
China Merchants Shekou Industrial Zone Co. Ltd. Class A(a)	6,262	14,558
Humanwell Healthcare Group Co. Ltd. Class A	1,300	3,735
Zhejiang China Commodities City Group Co. Ltd. Class A	5,500	6,499
		35,488

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Home Furnishings – 2.1%
Guangdong Yihua Timber Industry Co. Ltd. Class A	1,400	$2,548
Hisense Electric Co. Ltd. Class A	1,300	3,342
Midea Group Co. Ltd. Class A	4,200	20,015
Qingdao Haier Co. Ltd. Class A	5,800	7,588
Shanghai Oriental Pearl Media Co. Ltd. Class A	2,600	11,506
Sichuan Changhong Electric Co. Ltd. Class A(a)	4,600	2,828
TCL Corp. Class A	11,600	6,863
		54,690
Insurance – 3.8%
China Life Insurance Co. Ltd. Class A	4,600	16,954
China Pacific Insurance Group Co. Ltd. Class A	5,900	23,905
New China Life Insurance Co. Ltd. Class A	1,400	8,774
Ping An Insurance Group Co. of China Ltd. Class A	10,200	50,120
		99,753
Internet – 0.2%
People.cn Co. Ltd. Class A	1,100	3,031
Searainbow Holding Corp. Class A(a)	900	3,316
		6,347
Iron/Steel – 1.9%
Angang Steel Co. Ltd. Class A	5,100	3,198
Baoshan Iron & Steel Co. Ltd. Class A	11,000	8,921
Gansu Gangtai Holding Group Co. Ltd. Class A	1,400	3,893
Hebei Iron & Steel Co. Ltd. Class A(a)	10,700	5,041
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	25,600	11,705
Maanshan Iron & Steel Co. Ltd. Class A(a)	6,000	2,456
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A(a)	8,600	4,198
Shandong Iron & Steel Co. Ltd. Class A(a)	5,600	2,301
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a)	5,700	2,994
Wuhan Iron & Steel Co. Ltd. Class A	10,100	4,540
		49,247
Leisure Time – 0.5%
AVIC Aero-Engine Controls Co. Ltd. Class A	1,200	5,422
China International Travel Service Corp. Ltd. Class A	1,000	7,052
		12,474
Machinery-Construction & Mining – 0.6%
Sany Heavy Industry Co. Ltd. Class A	7,700	6,768
XCMG Construction Machinery Co. Ltd. Class A	7,100	3,849
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,300	4,467
		15,084
Machinery-Diversified – 1.7%
AVIC Heavy Machinery Co. Ltd. Class A	800	1,938
China First Heavy Industries Class A	6,600	6,321
CITIC Heavy Industries Co. Ltd. Class A	3,200	2,699
Hefei Meiya Optoelectronic Technology, Inc. Class A	700	2,586

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Machinery-Diversified – 1.7% (continued)
Jiangxi Special Electric Motor Co. Ltd. Class A	1,100	$2,260
Leo Group Co. Ltd. Class A	1,400	3,631
NARI Technology Co. Ltd. Class A	2,400	5,338
Shanghai Electric Group Co. Ltd. Class A	6,300	9,177
Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	800	2,732
Shanghai Zhenhua Heavy Industries Co. Ltd. Class A(a)	2,800	2,007
Taiyuan Heavy Industry Co. Ltd. Class A(a)	2,400	1,650
Tian Di Science & Technology Co. Ltd. Class A	3,400	2,978
		43,317
Media – 1.1%
Beijing Gehua CATV Network Co. Ltd. Class A	1,200	2,938
China South Publishing & Media Group Co. Ltd. Class A	1,800	5,272
CITIC Guoan Information Industry Co. Ltd. Class A	1,500	4,120
Huawen Media Investment Corp. Class A	2,100	2,961
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	2,000	4,575
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,100	3,766
Jishi Media Co. Ltd. Class A	3,000	2,164
Zhejiang Daily Media Group Co. Ltd. Class A	1,100	2,906
		28,702
Metal Fabricate/Hardware – 0.4%
Jiangsu Shagang Co. Ltd. Class A(a)	1,700	3,161
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A	700	2,152
Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,700	3,086
Zhejiang Hailiang Co. Ltd. Class A	1,300	1,510
		9,909
Mining – 2.6%
Aluminum Corp. of China Ltd. Class A(a)	10,400	7,052
China Minmetals Rare Earth Co. Ltd. Class A(a)	1,000	2,708
China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,000	2,082
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,400	6,659
Guangdong HEC Technology Holding Co. Ltd. Class A	2,500	3,306
Jiangxi Copper Co. Ltd. Class A	2,100	4,593
Jinduicheng Molybdenum Co. Ltd. Class A	2,700	3,278
Shandong Gold Mining Co. Ltd. Class A	1,400	5,685
Shandong Nanshan Aluminum Co. Ltd. Class A	2,700	2,894
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,200	3,796
Tongling Nonferrous Metals Group Co. Ltd. Class A	9,200	3,993
Western Mining Co. Ltd. Class A(b)(c)	2,400	2,217
Xiamen Tungsten Co. Ltd. Class A	1,100	3,246
Yunnan Chihong Zinc & Germanium Co. Ltd. Class A	1,700	2,933
Zhongjin Gold Corp. Ltd. Class A	3,000	4,968
Zijin Mining Group Co. Ltd. Class A	14,900	7,526
		66,936
Miscellaneous Manufacturer – 1.8%
Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,100	3,618
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,100	2,000
China International Marine Containers Group Co. Ltd. Class A	1,200	2,851

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Miscellaneous Manufacturer – 1.8% (continued)
CRRC Corp. Ltd. Class A	21,700	$34,324
Shenzhen O-film Tech Co. Ltd. Class A	1,000	4,100
		46,893
Oil & Gas – 1.2%
China Petroleum & Chemical Corp. Class A	15,100	11,103
Oriental Energy Co. Ltd. Class A	700	2,537
PetroChina Co. Ltd. Class A	10,200	11,990
Wintime Energy Co. Ltd. Class A	9,400	5,677
		31,307
Oil & Gas Services – 0.4%
China Oilfield Services Ltd. Class A	2,000	4,010
Offshore Oil Engineering Co. Ltd. Class A	4,400	4,873
Yantai Jereh Oilfield Services Group Co. Ltd. Class A(b)(c)	1,000	2,717
		11,600
Packaging & Containers – 0.4%
Jiangsu Kangde Xin Composite Material Co. Ltd. Class A	1,400	7,134
Org Packaging Co. Ltd. Class A	1,000	3,769
		10,903
Pharmaceuticals – 5.0%
Beijing SL Pharmaceutical Co. Ltd. Class A	700	2,570
Beijing Tongrentang Co. Ltd. Class A	1,400	6,524
China National Accord Medicines Corp. Ltd. Class A	300	2,956
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,000	3,581
Dong-E-E-Jiao Co. Ltd. Class A	700	5,250
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,500	2,660
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,100	3,884
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,400	4,144
Guizhou Yibai Pharmaceutical Co. Ltd. Class A	800	2,008
Hainan Haiyao Co. Ltd. Class A	100	360
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	700	3,169
Harbin Pharmaceutical Group Co. Ltd. Class A	1,900	3,014
Huadong Medicine Co. Ltd. Class A	400	4,322
Huapont Life Sciences Co. Ltd. Class A	1,900	2,988
Jiangsu Hengrui Medicine Co. Ltd. Class A	2,000	14,591
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	900	3,665
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,600	2,417
Jointown Pharmaceutical Group Co. Ltd. Class A(a)	1,100	2,838
Kangmei Pharmaceutical Co. Ltd. Class A	4,400	10,596
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,900	5,849
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	700	3,300
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	900	3,933
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,100	2,420
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,400	3,162
Tasly Pharmaceutical Group Co. Ltd. Class A	1,100	6,598
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,100	4,105
Xizang Haisco Pharmaceutical Group Co. Ltd. Class A	700	1,823
Yunnan Baiyao Group Co. Ltd. Class A	1,000	9,469

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Pharmaceuticals – 5.0% (continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	$3,401
Zhejiang NHU Co. Ltd. Class A	1,100	3,602
		129,199
Pipelines – 0.1%
Guanghui Energy Co. Ltd. Class A	5,200	3,607
Real Estate – 5.4%
Beijing Capital Development Co. Ltd. Class A	2,300	3,574
Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,600	3,062
China Fortune Land Development Co. Ltd. Class A	2,300	8,626
China Vanke Co. Ltd. Class A(b)(c)	9,700	31,121
Chongqing Dima Industry Co. Ltd. Class A	2,200	2,505
COFCO Property Group Co. Ltd. Class A	1,700	2,894
Financial Street Holdings Co. Ltd. Class A	3,000	4,310
Gemdale Corp. Class A	4,500	8,077
Jinke Properties Group Co. Ltd. Class A	4,200	2,634
Oceanwide Holdings Co. Ltd. Class A	3,300	5,510
Poly Real Estate Group Co. Ltd. Class A	10,800	15,482
RiseSun Real Estate Development Co. Ltd. Class A	3,800	4,261
Shanghai AJ Group Co. Ltd. Class A(a)(b)(c)	1,400	2,150
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	800	2,247
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A(b)(c)	1,100	6,560
Shanghai SMI Holding Co. Ltd. Class A	3,000	7,099
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,600	5,400
Shenzhen World Union Properties Consultancy, Inc. Class A	1,500	3,047
Suning Universal Co. Ltd. Class A(b)(c)	2,500	5,094
Sunshine City Group Co. Ltd. Class A	3,200	3,075
Thaihot Group Co. Ltd. Class A	1,000	3,287
Xinhu Zhongbao Co. Ltd. Class A	6,800	4,233
Zhonghong Holding Co. Ltd. Class A	4,400	2,080
Zhongtian Urban Development Group Co. Ltd. Class A	4,300	4,776
		141,104
Retail – 1.2%
Haining China Leather Market Co. Ltd. Class A	1,100	1,772
Nanjing Xinjiekou Department Store Co. Ltd. Class A	800	3,403
Shanghai Bailian Group Co. Ltd. Class A	1,600	3,497
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,900	5,028
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A	1,400	2,779
Suning Commerce Group Co. Ltd. Class A	7,400	13,088
		29,567
Semiconductors – 0.5%
GCL System Integration Technology Co. Ltd. Class A(a)	2,000	2,564
Sanan Optoelectronics Co. Ltd. Class A	2,400	7,289
Xi'an LONGi Silicon Materials Corp. Class A	1,800	3,517
		13,370
Shipbuilding – 1.1%
China CSSC Holdings Ltd. Class A	1,400	5,433

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Shipbuilding – 1.1% (continued)
China Shipbuilding Industry Co. Ltd. Class A	17,400	$19,325
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A(a)	700	3,180
		27,938
Software – 2.0%
Beijing Shiji Information Technology Co. Ltd. Class A	300	4,197
China National Software & Service Co. Ltd. Class A	500	1,949
Glodon Software Co. Ltd. Class A	1,100	2,301
Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	1,500	5,862
Hundsun Technologies, Inc. Class A	600	5,407
Iflytek Co. Ltd. Class A(b)(c)	1,300	5,609
NavInfo Co. Ltd. Class A(b)(c)	700	2,864
Neusoft Corp. Class A	1,200	3,472
Shanghai 2345 Network Holding Group Co. Ltd. Class A(a)	700	2,910
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	800	4,574
Sinodata Co. Ltd. Class A(a)	300	2,941
Yonyou Network Technology Co. Ltd. Class A	1,400	4,513
Zhejiang Dahua Technology Co. Ltd. Class A	1,200	6,680
		53,279
Storage/Warehousing – 0.1%
CMST Development Co. Ltd. Class A	1,900	2,518
Telecommunications – 1.9%
Addsino Co. Ltd. Class A(a)	1,400	3,227
China Spacesat Co. Ltd. Class A	1,200	6,617
China United Network Communications Ltd. Class A	20,000	13,562
Datang Telecom Technology Co. Ltd. Class A(a)	900	2,333
Dr Peng Telecom & Media Group Co. Ltd. Class A	1,400	4,591
Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,000	3,886
Guangzhou Haige Communications Group, Inc. Co. Class A	2,200	4,394
Guoxuan High-Tech Co. Ltd.	600	3,404
ZTE Corp. Class A(b)(c)	3,400	7,909
		49,923
Toys/Games/Hobbies – 0.3%
Guangdong Alpha Animation & Culture Co. Ltd. Class A	1,300	8,175
Transportation – 2.3%
CCS Supply Chain Management Co. Ltd. Class A(a)	900	2,249
China COSCO Holdings Co. Ltd. Class A(a)	7,400	6,961
China High-Speed Railway Technology Co. Ltd. Class A(a)	2,000	3,340
China Merchants Energy Shipping Co. Ltd. Class A	5,300	4,200
China Shipping Container Lines Co. Ltd. Class A(a)	7,700	5,519
China Shipping Development Co. Ltd. Class A	2,600	2,667
COSCO Shipping Co. Ltd. Class A	2,000	2,057
Daqin Railway Co. Ltd. Class A	14,100	14,963
Guangshen Railway Co. Ltd. Class A	5,700	3,522
Ningbo Port Co. Ltd. Class A	8,100	8,646
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,000	2,227

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Transportation – 2.3% (continued)
Sinotrans Air Transportation Development Co. Ltd. Class A	900	$2,696
		59,047
Water – 0.2%
Chengdu Xingrong Environment Co. Ltd. Class A	3,000	2,753
Guangdong Golden Dragon Development, Inc. Class A	900	3,050
		5,803
Total Common Stocks (Cost $3,012,976)		2,630,200
Total Investments – 101.0% (Cost $3,012,976)#		2,630,200
Liabilities, less cash and other assets – (1.0)%		(26,243)
Total Net Assets – 100.0%		$2,603,957

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $119,867 or 4.6% of net assets.
(c)	Security has been deemed to be illiquid as of March 31, 2016.
#	Cost for federal income tax purposes is $3,012,976. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$65,302
Gross unrealized depreciation	(448,078)
Net unrealized depreciation	$(382,776)

Summary of Investments by Sectorˆ
Financials	35.8%
Industrials	19.6
Consumer Discretionary	9.6
Materials	7.6
Information Technology	7.2
Consumer Staples	6.2
Healthcare	6.1
Utilities	4.5
Energy	3.3
Telecommunication Services	0.7
Consumer Cyclical	0.3
Consumer Non-cyclical	0.1
Liabilities, less cash and other assets	(1.0)
100.0%

ˆ	As a percentage of total net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
March 31, 2016

At March 31, 2016, CSOP MSCI China A International Hedged ETF had open forward foreign currency contracts as described below. The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Chinese Offshore Renminbi	307,373	Brown Brothers Harriman & Co.	$47,479	4/5/16	$121
Chinese Offshore Renminbi	336,253	Brown Brothers Harriman & Co.	51,940	4/5/16	344
Chinese Offshore Renminbi	463,872	Brown Brothers Harriman & Co.	71,653	4/5/16	997
Chinese Offshore Renminbi	248,565	Brown Brothers Harriman & Co.	38,395	4/5/16	258
					1,720
Contracts to Sell:
Chinese Offshore Renminbi	716,019	Brown Brothers Harriman & Co.	110,601	4/5/16	(1,365)
Chinese Offshore Renminbi	294,647	Brown Brothers Harriman & Co.	45,513	4/5/16	(705)
Chinese Offshore Renminbi	315,643	Brown Brothers Harriman & Co.	48,757	4/5/16	(318)
Chinese Offshore Renminbi	257,752	Brown Brothers Harriman & Co.	39,814	4/5/16	(295)
Chinese Offshore Renminbi	336,766	Brown Brothers Harriman & Co.	52,019	4/5/16	(100)
Chinese Offshore Renminbi	261,935	Brown Brothers Harriman & Co.	40,461	4/5/16	52
Chinese Offshore Renminbi	15,634,373	Brown Brothers Harriman & Co.	2,414,999	4/5/16	(36,496)
Chinese Offshore Renminbi	430,561	Brown Brothers Harriman & Co.	66,508	4/5/16	(190)
Chinese Onshore Renminbi	16,626,081	Brown Brothers Harriman & Co.	2,565,070	5/3/16	7,233
					(32,184)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(30,464)

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016

	Shares	Value
Common Stocks – 97.1%
China – 97.1%
Advertising – 0.2%
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	3,400	$8,587
Aerospace/Defense – 0.9%
AVIC Aircraft Co. Ltd. Class A	3,300	9,864
AVIC Aviation Engine Corp. PLC Class A	2,300	14,030
AVIC Helicopter Co. Ltd. Class A	700	4,706
Jihua Group Corp. Ltd. Class A	4,600	6,679
		35,279
Agriculture – 0.2%
Beijing Dabeinong Technology Group Co. Ltd. Class A	4,400	8,020
Airlines – 1.1%
Air China Ltd. Class H	12,000	8,527
China Eastern Airlines Corp. Ltd. Class H(a)	22,000	12,342
China Southern Airlines Co. Ltd. Class H	18,000	11,351
Hainan Airlines Co. Ltd. Class A	17,400	8,520
Spring Airlines Co. Ltd. Class A	600	4,302
		45,042
Apparel – 0.4%
Heilan Home Co. Ltd. Class A	4,000	7,112
Youngor Group Co. Ltd. Class A	4,600	10,743
		17,855
Auto Manufacturers – 2.9%
Beiqi Foton Motor Co. Ltd. Class A	4,900	4,118
Byd Co. Ltd. Class H(a)	3,500	20,085
China Avionics Systems Co. Ltd. Class A	1,500	4,585
Chongqing Changan Automobile Co. Ltd. Class A	6,600	16,078
FAW CAR Co. Ltd. Class A	2,400	5,224
Great Wall Motor Co. Ltd. Class H	4,500	3,656
Guangzhou Automobile Group Co. Ltd. Class H	6,000	6,244
Hubei Energy Group Co. Ltd. Class A	6,300	4,584
Pang Da Automobile Trade Co. Ltd. Class A(a)(b)(c)	9,600	4,642
SAIC Motor Corp. Ltd. Class A	9,700	30,057
Weifu High-Technology Group Co. Ltd. Class A	1,800	5,338
Zhengzhou Yutong Bus Co. Ltd. Class A	3,900	11,675
		116,286
Auto Parts & Equipment – 0.9%
Fuyao Glass Industry Group Co. Ltd. Class A	4,200	9,660
Huayu Automotive Systems Co. Ltd. Class A	3,000	7,053
Wanxiang Qianchao Co. Ltd. Class A	3,300	8,528
Weichai Power Co. Ltd. Class H	11,000	12,327
		37,568

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Banks – 19.1%
Agricultural Bank of China Ltd. Class H	152,000	$54,689
Bank of Beijing Co. Ltd. Class A	30,100	46,867
Bank of China Ltd. Class H	93,000	38,618
Bank of Communications Co. Ltd. Class H	102,000	67,085
Bank of Nanjing Co. Ltd. Class A	6,000	14,922
Bank of Ningbo Co. Ltd. Class A	5,700	11,860
China CITIC Bank Corp. Ltd. Class H(a)	18,000	11,026
China Construction Bank Corp. Class H	27,000	17,236
China Everbright Bank Co. Ltd. Class H	71,000	34,519
China Merchants Bank Co. Ltd. Class H	36,500	76,725
China Minsheng Banking Corp. Ltd. Class H	126,000	117,642
Huaxia Bank Co. Ltd. Class A	15,700	24,640
Industrial & Commercial Bank of China Ltd. Class H	80,000	44,775
Industrial Bank Co. Ltd. Class A	39,900	95,717
Ping An Bank Co. Ltd. Class A	16,900	27,776
Shanghai Pudong Development Bank Co. Ltd. Class A	27,900	77,273
		761,370
Beverages – 2.7%
Beijing Yanjing Brewery Co. Ltd. Class A	4,100	4,655
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,300	13,414
Kweichow Moutai Co. Ltd. Class A	1,500	57,380
Luzhou Laojiao Co. Ltd. Class A	2,100	7,996
Wuliangye Yibin Co. Ltd. Class A	5,600	24,316
		107,761
Biotechnology – 0.3%
Hualan Biological Engineering, Inc. Class A	900	6,171
MeiHua Holdings Group Co. Ltd. Class A(b)(c)	5,500	7,765
		13,936
Building Materials – 1.8%
Anhui Conch Cement Co. Ltd. Class A	5,900	15,393
BBMG Corp. Class H	7,000	5,407
Gree Electric Appliances, Inc. of Zhuhai Class A(b)(c)	14,200	42,159
Luxin Venture Capital Group Co. Ltd. Class A	900	3,428
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,600	6,860
		73,247
Chemicals – 1.1%
China Hainan Rubber Industry Group Co. Ltd. Class A	3,400	3,146
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	3,300	3,951
Kingenta Ecological Engineering Group Co. Ltd. Class A(b)(c)	1,800	4,335
Qinghai Salt Lake Industry Co. Ltd. Class A	1,800	5,349
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)	18,000	9,123
Wanhua Chemical Group Co. Ltd. Class A	3,200	7,291
Zhejiang Longsheng Group Co. Ltd. Class A	6,700	10,981
		44,176

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Coal – 1.0%
China Coal Energy Co. Ltd. Class H	15,000	$6,229
China Shenhua Energy Co. Ltd. Class H	9,500	14,946
Jizhong Energy Resources Co. Ltd. Class A	3,100	2,524
Shaanxi Coal Industry Co. Ltd. Class A	5,800	3,924
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A(b)(c)	3,500	3,941
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	4,600	5,351
Yanzhou Coal Mining Co. Ltd. Class H	4,000	2,089
		39,004
Commercial Services – 0.7%
BlueFocus Communication Group Co. Ltd. Class A	4,600	7,518
Shandong Hi-speed Co. Ltd. Class A	2,000	1,739
Shanghai International Port Group Co. Ltd. Class A	9,700	8,316
Tianjin Port Co. Ltd. Class A	2,400	3,719
Yingkou Port Liability Co. Ltd. Class A	5,700	3,689
Zhejiang Yasha Decoration Co. Ltd. Class A	2,000	4,183
		29,164
Computers – 1.8%
BOE Technology Group Co. Ltd. Class A	71,100	28,006
DHC Software Co. Ltd. Class A(b)(c)	2,200	8,530
Leshi Internet Information & Technology Corp. Beijing Class A(b)(c)	2,700	24,524
Tsinghua Tongfang Co. Ltd. Class A	5,200	10,289
		71,349
Distribution/Wholesale – 0.5%
Liaoning Cheng Da Co. Ltd. Class A	3,600	9,798
Shanghai Jahwa United Co. Ltd. Class A	1,600	7,585
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	900	2,694
		20,077
Diversified Financial Services – 10.7%
Bohai Leasing Co. Ltd. Class A(b)(c)	5,300	5,583
Changjiang Securities Co. Ltd. Class A	9,700	15,403
China Merchants Securities Co. Ltd. Class A	8,700	24,042
CITIC Securities Co. Ltd. Class H	29,000	67,990
Dongxing Securities Co. Ltd. Class A	1,500	6,254
Everbright Securities Co. Ltd. Class A	3,400	10,031
Founder Securities Co. Ltd. Class A(a)	12,100	14,803
GF Securities Co. Ltd. Class H(a)	10,800	26,351
Guosen Securities Co. Ltd. Class A	3,600	9,131
Guotai Junan Securities Co. Ltd. Class A	4,600	14,005
Guoyuan Securities Co. Ltd. Class A	3,400	9,727
Haitong Securities Co. Ltd. Class H	34,800	59,508
Huatai Securities Co. Ltd. Class H(a)	12,200	29,043
Industrial Securities Co. Ltd. Class A	15,990	21,711
Northeast Securities Co. Ltd. Class A	3,400	7,432
Orient Securities Co. Ltd. Class A	3,100	9,726
Pacific Securities Co. Ltd. Class A	13,780	14,687
Sealand Securities Co. Ltd. Class A	4,200	7,578
Shanxi Securities Co. Ltd. Class A	3,700	6,778
Shenwan Hongyuan Group Co. Ltd. Class A(a)	13,100	17,989
Sinolink Securities Co. Ltd. Class A	5,400	12,037

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Diversified Financial Services – 10.7% (continued)
SooChow Securities Co. Ltd. Class A	6,500	$13,464
Southwest Securities Co. Ltd. Class A	8,300	10,911
Western Securities Co. Ltd. Class A	3,300	13,774
		427,958
Electric – 3.6%
Beijing Jingneng Power Co. Ltd. Class A	4,100	3,103
China National Nuclear Power Co. Ltd. Class A(a)	13,900	16,576
China Yangtze Power Co. Ltd. Class A	14,700	27,884
Datang International Power Generation Co. Ltd. Class H	24,000	7,397
GD Power Development Co. Ltd. Class A	28,900	13,750
Guangdong Electric Power Development Co. Ltd. Class A	2,600	2,366
Huadian Power International Corp. Ltd. Class H	12,000	7,645
Huaneng Power International, Inc. Class H	20,000	17,900
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	8,500	4,543
SDIC Power Holdings Co. Ltd. Class A	10,000	10,658
Shanghai Electric Power Co. Ltd. Class A	2,600	4,683
Shenergy Co. Ltd. Class A	6,700	6,282
Shenzhen Energy Group Co. Ltd. Class A	3,600	4,054
Sichuan Chuantou Energy Co. Ltd. Class A	6,500	8,584
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,900	6,809
		142,234
Electrical Components & Equipment – 1.1%
China XD Electric Co. Ltd. Class A	6,000	5,209
Chinese Universe Publishing & Media Co. Ltd. Class A	1,600	4,780
Dongfang Electric Corp. Ltd. Class H	7,800	6,448
TBEA Co. Ltd. Class A	7,600	10,695
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	7,600	10,879
XJ Electric Co. Ltd. Class A	1,800	4,023
		42,034
Electronics – 1.5%
Dongxu Optoelectronic Technology Co. Ltd. Class A	4,900	5,843
GoerTek, Inc. Class A	2,200	8,700
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,600	17,139
Han's Laser Technology Industry Group Co. Ltd. Class A	2,500	8,592
Luxshare Precision Industry Co. Ltd. Class A	1,500	6,777
Shenzhen Inovance Technology Co. Ltd. Class A	1,400	8,268
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	4,100	5,542
		60,861
Energy-Alternate Sources – 0.0%
CECEP Wind-Power Corp. Class A	600	1,054
Engineering & Construction – 3.9%
China Communications Construction Co. Ltd. Class H	8,000	9,564
China Gezhouba Group Co. Ltd. Class A	8,100	7,532
China National Chemical Engineering Co. Ltd. Class A	5,800	5,268
China Railway Construction Corp. Ltd. Class H	16,500	19,640
China Railway Group Ltd. Class H	35,000	26,585

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Engineering & Construction – 3.9% (continued)
China State Construction Engineering Corp. Ltd. Class A	44,900	$39,533
Metallurgical Corp. of China Ltd. Class H	51,000	13,943
Power Construction Corp. of China Ltd. Class A	12,100	12,074
Shanghai Construction Group Co. Ltd. Class A	5,200	4,321
Shanghai International Airport Co. Ltd. Class A	2,800	13,014
Shanghai Tunnel Engineering Co. Ltd. Class A	4,700	5,983
		157,457
Entertainment – 0.9%
Beijing Enlight Media Co. Ltd. Class A	1,300	4,629
Huayi Brothers Media Corp. Class A	2,800	12,093
Shenzhen Overseas Chinese Town Co. Ltd. Class A	10,600	11,478
Songcheng Performance Development Co. Ltd. Class A	1,700	7,684
		35,884
Environmental Control – 0.6%
Beijing Capital Co. Ltd. Class A	2,800	3,659
Beijing Originwater Technology Co. Ltd. Class A	1,800	10,841
Tus-Sound Environmental Resources Co. Ltd. Class A	1,500	7,542
		22,042
Food – 1.7%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	800	3,794
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,900	9,456
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,000	40,511
Shenzhen Agricultural Products Co. Ltd. Class A	2,500	5,043
Yonghui Superstores Co. Ltd. Class A	6,000	8,295
		67,099
Healthcare-Products – 0.2%
Lepu Medical Technology Beijing Co. Ltd. Class A	1,500	8,594
Healthcare-Services – 0.4%
Aier Eye Hospital Group Co. Ltd. Class A	1,200	5,531
Shanghai RAAS Blood Products Co. Ltd. Class A	1,600	9,434
		14,965
Holding Companies-Diversified – 1.0%
AVIC Capital Co. Ltd. Class A	6,600	12,683
China Baoan Group Co. Ltd. Class A	3,700	7,847
China Merchants Shekou Industrial Zone Co. Ltd. Class A(a)	4,802	11,164
Zhejiang China Commodities City Group Co. Ltd. Class A	8,000	9,453
		41,147
Home Furnishings – 2.0%
Hisense Electric Co. Ltd. Class A	2,400	6,169
Midea Group Co. Ltd. Class A	6,100	29,069
Shanghai Oriental Pearl Media Co. Ltd. Class A	5,500	24,340
Sichuan Changhong Electric Co. Ltd. Class A(a)	10,800	6,640
TCL Corp. Class A	25,100	14,850
		81,068

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Insurance – 5.7%
China Life Insurance Co. Ltd. Class H	7,000	$17,278
China Pacific Insurance Group Co. Ltd. Class A	9,400	38,086
New China Life Insurance Co. Ltd. Class H	3,400	11,992
Ping An Insurance Group Co. of China Ltd. Class A	32,400	159,204
		226,560
Internet – 1.5%
East Money Information Co. Ltd. Class A	3,500	23,951
Ourpalm Co. Ltd. Class A	4,400	8,217
People.cn Co. Ltd. Class A	1,600	4,409
Searainbow Holding Corp. Class A(a)	2,100	7,737
Wangsu Science & Technology Co. Ltd. Class A	1,500	13,534
		57,848
Iron/Steel – 1.3%
Angang Steel Co. Ltd. Class H	10,000	4,643
Baoshan Iron & Steel Co. Ltd. Class A	14,500	11,759
Hebei Iron & Steel Co. Ltd. Class A(a)	12,400	5,842
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A(a)	28,700	13,123
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A(a)	12,600	6,150
Shanxi Taigang Stainless Steel Co. Ltd. Class A(a)	6,700	3,519
Wuhan Iron & Steel Co. Ltd. Class A	11,800	5,304
		50,340
Leisure Time – 0.4%
AVIC Aero-Engine Controls Co. Ltd. Class A	1,300	5,874
China International Travel Service Corp. Ltd. Class A	1,200	8,462
		14,336
Machinery-Construction & Mining – 0.7%
Sany Heavy Industry Co. Ltd. Class A	11,200	9,844
XCMG Construction Machinery Co. Ltd. Class A	12,600	6,832
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	28,400	10,914
		27,590
Machinery-Diversified – 1.1%
China First Heavy Industries Class A	7,700	7,374
CITIC Heavy Industries Co. Ltd. Class A	3,700	3,121
NARI Technology Co. Ltd. Class A	4,300	9,565
Shanghai Electric Group Co. Ltd. Class H	30,000	13,695
Siasun Robot & Automation Co. Ltd. Class A	1,300	11,356
		45,111
Media – 0.8%
China South Publishing & Media Group Co. Ltd. Class A	2,100	6,150
Huawen Media Investment Corp. Class A	4,900	6,911
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,800	4,118
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,200	3,945
Wasu Media Holding Co. Ltd. Class A(a)	400	1,344
Zhejiang Daily Media Group Co. Ltd. Class A	1,800	4,754
Zhejiang Huace Film & TV Co. Ltd. Class A	1,200	4,931
		32,153

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Metal Fabricate/Hardware – 0.1%
Xinxing Ductile Iron Pipes Co. Ltd. Class A	6,400	$5,338
Mining – 2.4%
Aluminum Corp. of China Ltd. Class H(a)	42,000	13,378
China Minmetals Rare Earth Co. Ltd. Class A(a)	1,800	4,874
China Molybdenum Co. Ltd. Class H	30,000	4,913
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	6,400	12,536
Hainan Mining Co. Ltd. Class A	600	1,133
Jiangxi Copper Co. Ltd. Class H	6,000	7,204
Jinduicheng Molybdenum Co. Ltd. Class A	2,800	3,400
Shandong Gold Mining Co. Ltd. Class A	2,100	8,528
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,900	6,729
Tongling Nonferrous Metals Group Co. Ltd. Class A	11,200	4,861
Xiamen Tungsten Co. Ltd. Class A	1,200	3,541
Zhongjin Gold Corp. Ltd. Class A	4,300	7,121
Zijin Mining Group Co. Ltd. Class H	58,000	17,951
		96,169
Miscellaneous Manufacturer – 1.4%
China International Marine Containers Group Co. Ltd. Class H	3,800	5,959
CRRC Corp. Ltd. Class H	43,000	43,309
Shenzhen O-film Tech Co. Ltd. Class A	1,800	7,379
		56,647
Oil & Gas – 1.3%
China Petroleum & Chemical Corp. Class H	40,000	26,256
PetroChina Co. Ltd. Class H	28,000	18,632
Wintime Energy Co. Ltd. Class A	9,900	5,980
		50,868
Oil & Gas Services – 0.4%
China Oilfield Services Ltd. Class H	4,000	3,126
Offshore Oil Engineering Co. Ltd. Class A	6,500	7,199
Yantai Jereh Oilfield Services Group Co. Ltd. Class A(b)(c)	1,400	3,804
		14,129
Packaging & Containers – 0.5%
Jiangsu Kangde Xin Composite Material Co. Ltd. Class A	4,200	21,403
Pharmaceuticals – 4.2%
Beijing SL Pharmaceutical Co. Ltd. Class A	1,200	4,406
Beijing Tongrentang Co. Ltd. Class A	2,100	9,787
By-health Co. Ltd. Class A	900	4,616
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,200	4,297
Dong-E-E-Jiao Co. Ltd. Class A	1,500	11,249
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	8,200	6,232
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,000	4,519
Huadong Medicine Co. Ltd. Class A	600	6,483
Jiangsu Hengrui Medicine Co. Ltd. Class A	3,400	24,805
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	2,100	8,551
Jointown Pharmaceutical Group Co. Ltd. Class A(a)	900	2,322
Kangmei Pharmaceutical Co. Ltd. Class A	9,100	21,914
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	4,000	11,039

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Pharmaceuticals – 4.2% (continued)
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	700	$3,300
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	900	3,933
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,100	4,743
Tasly Pharmaceutical Group Co. Ltd. Class A	1,900	11,396
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,300	8,584
Yunnan Baiyao Group Co. Ltd. Class A	1,500	14,203
		166,379
Pipelines – 0.2%
Guanghui Energy Co. Ltd. Class A	9,300	6,450
Real Estate – 4.5%
China Fortune Land Development Co. Ltd. Class A	3,100	11,627
China Vanke Co. Ltd. Class A(b)(c)	23,200	74,434
Financial Street Holdings Co. Ltd. Class A	4,500	6,465
Gemdale Corp. Class A	6,600	11,847
Oceanwide Holdings Co. Ltd. Class A	4,000	6,679
Poly Real Estate Group Co. Ltd. Class A	18,900	27,093
RiseSun Real Estate Development Co. Ltd. Class A	4,500	5,046
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A(b)(c)	1,200	7,157
Shanghai SMI Holding Co. Ltd. Class A	4,400	10,412
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,300	7,763
Xinhu Zhongbao Co. Ltd. Class A	8,200	5,105
Zhongtian Urban Development Group Co. Ltd. Class A	5,200	5,775
		179,403
Retail – 0.9%
Shanghai Bailian Group Co. Ltd. Class A	2,300	5,027
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,300	8,495
Suning Commerce Group Co. Ltd. Class A	13,000	22,993
		36,515
Semiconductors – 0.3%
Sanan Optoelectronics Co. Ltd. Class A	4,200	12,755
Shipbuilding – 1.0%
China CSSC Holdings Ltd. Class A	2,100	8,149
China Shipbuilding Industry Co. Ltd. Class A	27,000	29,987
		38,136
Software – 1.7%
Beijing Shiji Information Technology Co. Ltd. Class A	300	4,197
Beijing Ultrapower Software Co. Ltd. Class A	3,500	4,769
Glodon Software Co. Ltd. Class A	2,000	4,183
Hundsun Technologies, Inc. Class A	1,500	13,518
Iflytek Co. Ltd. Class A(b)(c)	2,700	11,649
Neusoft Corp. Class A	2,500	7,233
Shanghai 2345 Network Holding Group Co. Ltd. Class A(a)	800	3,325
Universal Scientific Industrial Shanghai Co. Ltd. Class A	600	922
Yonyou Network Technology Co. Ltd. Class A	2,100	6,770
Zhejiang Dahua Technology Co. Ltd. Class A	1,700	9,464
		66,030

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2016

	Shares	Value
Telecommunications – 1.8%
Beijing Xinwei Telecom Technology Group Co. Ltd. Class A(b)(c)	3,500	$9,899
China Spacesat Co. Ltd. Class A	1,800	9,926
China United Network Communications Ltd. Class A	24,900	16,885
Dr Peng Telecom & Media Group Co. Ltd. Class A	3,300	10,822
Guangzhou Haige Communications Group, Inc. Co. Class A	5,100	10,186
ZTE Corp. Class H(b)(c)	8,800	16,070
		73,788
Toys/Games/Hobbies – 0.2%
Guangdong Alpha Animation & Culture Co. Ltd. Class A	1,500	9,433
Transportation – 1.2%
China COSCO Holdings Co. Ltd. Class H(a)	26,000	10,093
China Merchants Energy Shipping Co. Ltd. Class A	6,300	4,992
China Shipping Container Lines Co. Ltd. Class H(a)	32,000	7,304
Daqin Railway Co. Ltd. Class A	17,500	18,571
Guangshen Railway Co. Ltd. Class H	14,000	6,012
		46,972
Water – 0.3%
Chengdu Xingrong Environment Co. Ltd. Class A	5,200	4,771
Chongqing Water Group Co. Ltd. Class A	1,700	2,038
Guangdong Golden Dragon Development, Inc. Class A	1,300	4,406
		11,215
Total Common Stocks (Cost $4,364,518)		3,876,686
Total Investments – 97.1% (Cost $4,364,518)#		3,876,686
Other assets in excess of liabilities – 2.9%		116,881
Total Net Assets – 100.0%		$3,993,567

(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $224,492 or 5.6% of net assets.
(c)	Security has been deemed to be illiquid as of March 31, 2016.
#	Cost for federal income tax purposes is $4,364,518. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$91,283
Gross unrealized depreciation	(579,115)
Net unrealized depreciation	$(487,832)

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
March 31, 2016

Summary of Investments by Sectorˆ
Financials	40.5%
Industrials	15.3
Consumer Discretionary	10.0
Information Technology	7.0
Materials	6.0
Consumer Staples	5.3
Healthcare	5.1
Utilities	4.3
Energy	2.9
Telecommunication Services	0.7
Other assets in excess of liabilities	2.9
100.0%

ˆ	As a percentage of total net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2016 (Unaudited)

	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF	CSOP China CSI 300 A-H Dynamic ETF
ASSETS
Investments in unaffiliated securities, at value	$10,307,009	$2,630,200	$3,876,686
Unrealized appreciation of open forward foreign currency contracts	—	9,005	—
Cash	45,534	1,522	37,004
Foreign currency, at value	169,137	9,727	81,009
Cash in other banks	6,488	1,298	1,298
TOTAL ASSETS	10,528,168	2,651,752	3,995,997
LIABILITIES
Unrealized depreciation of open forward foreign currency contracts	—	39,469	—
Payables:
Investments purchased	—	6,650	—
Management fees	7,721	1,676	2,430
TOTAL LIABILITIES	7,721	47,795	2,430
NET ASSETS	$10,520,447	$2,603,957	$3,993,567
COMPONENTS OF NET ASSETS
Paid-in capital	$13,377,701	$3,000,060	$4,508,255
Accumulated undistributed net investment income (loss)	(27,187)	(8,597)	(10,879)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,237,616)	32,244	(16,924)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(592,451)	(419,750)	(486,885)
NET ASSETS	$10,520,447	$2,603,957	$3,993,567
NET ASSET VALUE PER SHARE
Net Asset Value	$13.05	$26.04	$26.62
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	805,882	100,002	150,002
COST OF INVESTMENTS
Investments in unaffiliated securities, at cost	$10,899,972	$3,012,976	$4,364,518
Foreign currency, at cost	$168,755	$9,610	$80,084

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2016 (Unaudited)

	CSOP FTSE China A50 ETF	CSOP MSCI China A International Hedged ETF*	CSOP China CSI 300 A-H Dynamic ETF*
INVESTMENT INCOME:
Dividends from unaffiliated investments	$10,573	$1,372	$2,872
Dividends from affiliated investments	10,307	—	—
Interest income	267	—	—
Other income	1,211	189	217
Less: Foreign taxes withheld	(1,057)	(350)	(373)
Total Investment Income	21,301	1,211	2,716
EXPENSES:
Management fees (See Note 3)	49,451	9,808	13,595
Overdraft expense	11	—	—
Total Expenses	49,462	9,808	13,595
Expense waiver	(974)	—	—
Net Expenses	48,488	9,808	13,595
NET INVESTMENT INCOME (LOSS)	(27,187)	(8,597)	(10,879)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments in unaffiliated securities	(2,000,927)	(16,493)	(16,712)
Investments in affiliated securities	21,068	—	—
Foreign currency transactions	(39,493)	48,737	(212)
Net realized gain (loss)	(2,019,352)	32,244	(16,924)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	359,924	(382,776)	(487,833)
Investments in affiliated securities	17,107	—	—
Foreign currency translations	(418)	(36,974)	948
Net change in unrealized appreciation (depreciation)	376,613	(419,750)	(486,885)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,642,739)	(387,506)	(503,809)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,669,926)	$(396,103)	$(514,688)

*	Commencement of operations, October 20, 2015.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CSOP FTSE CHINA A50 ETF
	For the Period Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015*
OPERATIONS:
Net investment income (loss)	$(27,187)	$938,927
Net realized gain (loss) on investments and foreign currency transactions	(2,019,352)	65,415,686
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	376,613	(969,064)
Net increase (decrease) in net assets resulting from operations	(1,669,926)	65,385,549
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,564,161)	—
Total distributions to shareholders	(1,564,161)	—
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	37,623,155	244,374,089
Cost of Shares redeemed	(30,748,911)	(302,979,348)
Net increase (decrease) in net assets from Share transactions	6,874,244	(58,605,259)
Net increase (decrease) in net assets	3,640,157	6,780,290
NET ASSETS
Beginning of period	6,880,290	100,000 **
End of period	$10,520,447	$6,880,290
Includes undistributed net investment income (loss) of:	$(27,187)	$1,564,161
CHANGES IN SHARES OUTSTANDING
Shares issued	2,300,000	14,200,000
Shares redeemed	(1,950,000)	(13,750,000)
Net increase (decrease) in Shares	350,000	450,000
Shares Outstanding, Beginning of Period	455,882	5,882 **
Shares Outstanding, End of Period	805,882	455,882

*	Commencement of operations, March 10, 2015.
**	Beginning capital of $100,000 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 5,822 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF
For the Period Ended March 31, 2016* (Unaudited)
OPERATIONS:
Net investment income (loss)	$(8,597)
Net realized gain (loss) on investments and foreign currency transactions	32,244
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(419,750)
Net increase (decrease) in net assets resulting from operations	(396,103)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	3,000,000
Net increase (decrease) in net assets from Share transactions	3,000,000
Net increase (decrease) in net assets	2,603,897
NET ASSETS
Beginning of period	60 **
End of period	$2,603,957
Includes undistributed net investment income (loss) of:	$(8,597)
CHANGES IN SHARES OUTSTANDING
Shares issued	100,000
Net increase (decrease) in Shares	100,000
Shares Outstanding, Beginning of Period	2 **
Shares Outstanding, End of Period	100,002

*	Commencement of operations, October 20, 2015.
**	Beginning capital of $60 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 2 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

CSOP CHINA CSI 300 A-H DYNAMIC ETF
For the Period Ended March 31, 2016* (Unaudited)
OPERATIONS:
Net investment income (loss)	$(10,879)
Net realized gain (loss) on investments and foreign currency transactions	(16,924)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(486,885)
Net increase (decrease) in net assets resulting from operations	(514,688)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	4,508,195
Net increase (decrease) in net assets from Share transactions	4,508,195
Net increase (decrease) in net assets	3,993,507
NET ASSETS
Beginning of period	60 **
End of period	$3,993,567
Includes undistributed net investment income (loss) of:	$(10,879)
CHANGES IN SHARES OUTSTANDING
Shares issued	150,000
Net increase (decrease) in Shares	150,000
Shares Outstanding, Beginning of Period	2 **
Shares Outstanding, End of Period	150,002

*	Commencement of operations, October 20, 2015.
**	Beginning capital of $60 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 2 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

FINANCIAL HIGHLIGHTS

Selected Data for a Share of Common Stock Outstanding Throughout the Period Indicated:

	For the Period Ended March 31, 2016 (Unaudited)	For the Period Ended September 30, 2015*
NET ASSET VALUE, Beginning of Period	$15.09	$17.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.03)	0.17
Net realized and unrealized gain (loss)(b)	0.37	(2.08)
Total income (loss) from operations	0.34	(1.91)
Less Distributions From:
Net investment income	(2.38)	—
Total distributions	(2.38)	—
NET ASSET VALUE, End of Period	$13.05	$15.09
MARKET VALUE, End of Period	$11.36	$14.93
NET ASSET VALUE, Total Return(c)	0.83%	(11.24)%
MARKET PRICE, Total Return(d)	1.45%	(12.18)%
Net Assets, End of Period (thousands)	$10,520	$6,880
Ratios of Average Net Assets:
Total Expenses	0.70%**	0.99%**
Net Expenses	0.69%**	0.99%**
Net Investment Income (Loss)	0.39%**	1.44%**
Portfolio Turnover Rate(e)	261%	266%

*	Commencement of operations, March 10, 2015.
**	Annualized.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Amounts disclosed do not appear consistent with the numbers shown for these captions on the Statements of Operations and Statements of Changes in Net Assets due to the timing of subscriptions and redemptions.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(d)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

FINANCIAL HIGHLIGHTS

Selected Data for a Share of Common Stock Outstanding Throughout the Period Indicated:

For the Period Ended March 31, 2016 (Unaudited)*
NET ASSET VALUE, Beginning of Period	$30.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.09)
Net realized and unrealized gain (loss)	(3.87)
Total income (loss) from operations	(3.96)
NET ASSET VALUE, End of Period	$26.04
MARKET VALUE, End of Period	$26.12
NET ASSET VALUE, Total Return(b)	(13.20)%
MARKET PRICE, Total Return(c)	(12.93)%
Net Assets, End of Period (thousands)	$2,604
Ratios of Average Net Assets:
Net Expenses	0.79%**
Net Investment Income (Loss)	0.69%**
Portfolio Turnover Rate(d)	5%

*	Commencement of operations, October 20, 2015.
**	Annualized.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP CHINA CSI 300 A-H DYNAMIC ETF

FINANCIAL HIGHLIGHTS

Selected Data for a Share of Common Stock Outstanding Throughout the Period Indicated:

For the Period Ended March 31, 2016 (Unaudited)*
NET ASSET VALUE, Beginning of Period	$30.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.07)
Net realized and unrealized gain (loss)	(3.31)
Total income (loss) from operations	(3.38)
NET ASSET VALUE, End of Period	$26.62
MARKET VALUE, End of Period	$25.93
NET ASSET VALUE, Total Return(b)	(11.27)%
MARKET PRICE, Total Return(c)	(13.57)%
Net Assets, End of Period (thousands)	$3,994
Ratios of Average Net Assets:
Net Expenses	0.75%**
Net Investment Income (Loss)	0.60%**
Portfolio Turnover Rate(d)	10%

*	Commencement of operations, October 20, 2015.
**	Annualized.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

1. Organization

CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three investment portfolios: the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF, (each a “Fund” and together, the “Funds”). Each Fund is classified as “diversified,” and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of an index. The Funds track the following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index, the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index and the CSOP China CSI 300 A-H Dynamic ETF tracks the performance of the CSI 300 Smart Index (each an “Index” and together, the “Indices”).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

The Net Asset Value (the “NAV”) of the Funds’ shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (generally 4:00 PM Eastern Standard Time (“EST”)). The Funds’ NAV-per-share is calculated by dividing the Funds’ net assets by the number of Fund shares outstanding.

The Funds are exchange-traded funds (“ETFs”) which trade like other publicly traded securities. The Funds are designed to track their respective Indices. Shares of the Funds are listed and traded on NYSE Arca (the “Exchange”). Each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Shares of the Funds may be purchased or redeemed directly from the Funds at the NAV solely by certain large institutional investors called Authorized Participants (“APs”) who have entered into agreements with the Funds’ distributor, ALPS Distributors, Inc. (“ALPS”).

Under the Trust’s organizational documents, the Board of Trustees (the “Board”) and the Trust’s officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and other parties which contracts provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be, but have not yet been made against the Funds. However, the Funds expect the risk of loss from such claims to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies utilized by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for registered investment companies, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

a. Basis of Presentation

The accompanying financial statements were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

2. Summary of Significant Accounting Policies  – (continued)

b. Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (“Procedures”) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the 30, 60, 90, and 180 day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs are valued at the investment company’s or ETF’s applicable NAV. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to not reflect current market value, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAV and the prices used by the Funds’ Index. This may result in a difference between the Funds’ performance and the performance of the Funds’ Index, also known as “tracking error.”

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

2. Summary of Significant Accounting Policies  – (continued)

Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2016, for the Funds’ based upon the three levels defined above:

CSOP FTSE China A50 ETF

At March 31, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$10,307,009	$9,671,051	$484,460	$151,498
Total Investments, at value	$10,307,009	$9,671,051	$484,460	$151,498

CSOP MSCI China A International Hedged ETF

At March 31, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$2,630,200	$2,510,333	$50,305	$69,562
Total Investments, at value	$2,630,200	$2,510,333	$50,305	$69,562
Other Financial Instruments
Forward Foreign Currency Contracts	$(30,464)	$—	$(30,464)	$—
Total Other Financial Instruments	$(30,464)	$—	$(30,464)	$—

CSOP China CSI 300 A-H Dynamic ETF

At March 31, 2016	Total	Level 1	Level 2	Level 3
Common Stocks	$3,876,686	$3,652,194	$87,215	$137,277
Total Investments, at value	$3,876,686	$3,652,194	$87,215	$137,277

Please refer to the Schedule of Investments to view equity securities segregated by industry type. The Funds disclose transfers between levels based on valuations at the end of the reporting period. For the period ended March 31, 2016, there was one security transfer from Level 1 to Level 2, with a market value of $484,460, and one security transfer from Level 2 to Level 3, with a market value of $151,498 for the CSOP FTSE China A50 ETF Fund. There were six securities transferred from Level 1 to Level 2, with a market value of $19,184, nine securities transferred from Level 2 to Level 1, with a market value of $39,315, fourteen securities transferred from Level 1 to Level 3, with a market value of $57,220, and two securities transferred from Level 2 to Level 3, with a market value of $10,193 for the CSOP MSCI China A International Hedged ETF. There were three securities transferred from Level 1 to Level 2, with a market value of $12,780, six securities transferred from Level 2 to Level 1, with a market value of $53,247, seven securities transferred from Level 1 to Level 3, with a market value of $96,458, and three securities transferred from Level 2 to Level 3, with a market value of $40,819 for the CSOP China CSI 300 Dynamic ETF.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

2. Summary of Significant Accounting Policies  – (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2015, through March 31, 2016. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

CSOP FTSE China A50 ETF

	Total	Common Stocks
Balance as of September 30, 2015	$577,641	$577,641
Total realized gain (loss)	249,494	249,494
Change in unrealized appreciation (depreciation)	322,711	322,711
Purchases	—	—
(Sales)	(1,158,880)	(1,158,880)
Transfers In	160,532	160,532
Transfers Out	—	—
Balance as of March 31, 2016	$151,498	$151,498
Change in unrealized appreciation (depreciation) from investments held as of March 31, 2016*	$(9,034)	$(9,034)

CSOP MSCI China A International Hedged ETF

	Total	Common Stocks
Balance as of October 20, 2015**	$—	$—
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(11,187)	(11,187)
Purchases	—	—
(Sales)	—	—
Transfers In	80,749	80,749
Transfers Out	—	—
Balance as of March 31, 2016	$69,562	$69,562
Change in unrealized appreciation (depreciation) from investments held as of March 31, 2016*	$(11,187)	$(11,187)

CSOP China CSI 300 A-H Dynamic ETF

	Total	Common Stocks
Balance as of October 20, 2015**	$—	$—
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(11,433)	(11,433)
Purchases	—	—
(Sales)
Transfers In	148,710	148,710
Transfers Out	—	—
Balance as of March 31, 2016	$137,277	$137,277
Change in unrealized appreciation (depreciation) from investments held as of March 31, 2016*	$(11,433)	$(11,433)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.
**	Commencement of Operations.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

2. Summary of Significant Accounting Policies  – (continued)

The valuation techniques and significant unobservable inputs used in the fair value measurement of the Funds' Level 3 securities are outlined in the tables below:

CSOP FTSE China A50 ETF

	Fair Value at March 31, 2016	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$151,498	Market Approach	Prior/recent transactions	Low – $16.18 (10/1/2015 – 10/7/2015) High – $23.93 (12/23/2015)

CSOP MSCI China A International Hedged ETF

	Fair Value at March 31, 2016	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$69,562	Market Approach	Prior/recent transactions	Low – $5.75 (10/21/2015) High – $131.00 (12/21/2015)

CSOP China CSI 300 A-H Dynamic ETF

	Fair Value at March 31, 2016	Valuation Technique	Significant Unobservable Inputs	Input/Range
Common Stocks	$137,277	Market Approach	Prior/recent transactions	Low – $6.05 (1/4/2016) High – $58.80 (3/31/2016)

A change to the unobservable inputs of the Funds’ Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Prior/recent transactions	Increase	Decrease

The following is a summary of fair value amounts of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statement of Assets and Liabilities as of March 31, 2016:

Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Asset Derivatives		Asset Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Unrealized appreciation of forward foreign currency contracts	$9,005	Unrealized depreciation of forward foreign currency contracts	$39,469

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

2. Summary of Significant Accounting Policies  – (continued)

The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on CSOP MSCI China A International Hedged ETF’s Statements of Operations for the period ended March 31, 2016.

Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Location of Gain (Loss) On Derivatives	Net Realized Gain	Net Increase (Decrease) In Unrealized Appreciation (Depreciation)
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	Net realized and unrealized gain (loss) on investments and foreign currency transactions	$87,720	$(30,464)

The average notional amount of forward foreign currency contracts during the six months ended March 31, 2016 on CSOP MSCI China A International Hedged ETF, was as follows:

Notional Amount
Foreign Exchange Risk Exposure:
Forward Foreign Currency Contracts	$4,409,838

c. Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

d. Investment Transactions and Income

For financial reporting purposes, portfolio security transactions are reported on the trade date. However, for the daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date.

Dividend income is recorded on the ex-dividend date or as soon as information is available to the Funds, net of foreign taxes withheld, if any. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

e. Dividends and Distributions

Each Fund intends to distribute its net investment income, if any, to investors annually and to distribute net realized capital gains, if any, annually. The Funds may also pay dividends and distributions at other times, if necessary to comply with the distribution requirements of the Internal Revenue Code (the “Code”), as amended. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary to preserve a Funds’ eligibility for treatment as a registered investment company (“RIC”) under the Code.

f. Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

2. Summary of Significant Accounting Policies  – (continued)

The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

g. Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in the Funds’ Schedule of Investments.

h. Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i. Federal Income Tax

It is the policy of the Funds to qualify as RICs under Subchapter M of the Code and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Funds qualify as a RIC.

As of and during the period ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 (Income Taxes) which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

j. Organizational and Offering Expenses

All organizational and offering expenses of the Trust will be borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Agreement

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs, as well as other administrative matters.

For its services to the Funds during the period ended March 31, 2016, the Funds paid the Adviser a management fee, which was calculated daily and paid monthly at an annual rate of 0.70%, 0.79% and 0.75%, respectively, of average daily net assets of the CSOP FTSE China A50 ETF, the CSOP MSCI China A International Hedged ETF and the CSOP China CSI 300 A-H Dynamic ETF, respectively.

Under the Investment Advisory Agreement, the Adviser has agreed to pay generally all expenses of the Funds. The Adviser is not responsible for, and the Funds will bear the cost of interest expenses, taxes, brokerage expenses, and other expenses connected with the execution of the portfolio securities transactions, distribution fees, if any, and extraordinary expenses.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

3. Transactions with Affiliates  – (continued)

The Funds have contractually agreed to reduce management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Funds from investments in affiliated funds advised by the Adviser listed on the Hong Kong Stock Exchange with similar investment strategies. A summary of the Funds’ transactions in shares of affiliated funds for the period ended March 31, 2016, is as follows:

Name of Issuer	Number of Shares held at October 1, 2015	Gross additions	Gross reductions	Number of Shares held at March 31, 2016	Net realized gain (loss)	Dividend income	Market Value as of March 31, 2016
CSOP FTSE China A50 ETF	270,000	—	270,000	—	$21,068	$10,307	$—

b. Distribution Agreement

ALPS, a Colorado Corporation, is the principal underwriter and distributor of the Funds’ shares. ALPS does not maintain any secondary market in Fund shares. The Adviser or ALPS, or an affiliate of the Adviser or ALPS, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and their clients. These amounts, which may be significant, are paid by the Adviser and/or ALPS from their own resources and not from the assets of the Funds.

c. Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”) serves as administrator, transfer agent and dividend disbursing agent for the Funds pursuant to an Administrative Services Agreement. BBH also serves as the custodian of the Funds pursuant to a Custodian Agreement.

Foreside Fund Officer Services, LLC provides the Funds with a Chief Compliance Officer and Foreside Fund Management Services, LLC provides the Funds with a Treasurer.

d. Related Party Investments

The Funds are permitted to enter into forward foreign currency contracts and time deposits with BBH, a related party to the Administrator, Custodian and Transfer Agent. All forward foreign currency contracts with BBH as of March 31, 2016, have been disclosed in the Schedule of Investments. As of March 31, 2016, the Funds did not have open time deposits with BBH.

4. Capital Share Transactions

The Funds’ offer and redeem shares on a continuous basis at the NAV only in large blocks of 50,000 shares (“Creation Unit”). Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain APs. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant. In each case, the AP must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Shares of the Funds will be listed and traded on the Exchange on each day that it is open for business (“Business Day”). Individual Fund shares may be purchased and sold on the Exchange or other secondary markets through a broker-dealer or other intermediary. Because the Fund’s shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than the NAV (premium) or less than NAV (discount).

Retail investors will not qualify as APs. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase or sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

5. Investment Transactions

During the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Fund	Purchases	Sales
CSOP FTSE China A50 ETF	$38,660,685	$33,488,039
CSOP MSCI China A International Hedged ETF*	3,155,395	125,926
CSOP China CSI 300 A-H Dynamic ETF*	4,789,260	408,030

*	Commencement of operations, October 20, 2015.

6. Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short- or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to certain risks that are specific to China and the Chinese markets. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time, be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Index, the Funds intends to invest directly in A-Shares through the Adviser’s RQFII quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of Funds shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of its A-Shares holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Shares market and halt or suspend trading of A-Share securities for short or even extended periods of time. If the trading in a significant number of the Fund’s A-Share holdings is halted or suspended,

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

6. Principal Risks  – (continued)

the Funds’ portfolio could become illiquid. In such event, the Funds may have difficulty selling its portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when it otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to “fair value” a portion of its portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A-Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily and aggregate investment quotas apply to all participants in the Shanghai-Hong Kong Stock Connect program, which may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Trading via the Shanghai-Hong Kong Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, and may amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have a material adverse impact on Fund performance.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAV and market price, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from its stated objective, and you could lose money.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

6. Principal Risks  – (continued)

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

7. Beneficial Ownership

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

8. Federal Income Taxes

Each Fund intends to qualify and elect to be treated as a separate RIC under Subchapter M of the Code. To qualify and maintain their tax status as a regulated investment company, the Funds must meet annually certain income and asset diversification requirements and must distribute annually at least 90 percent of their “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As a RIC, the Funds generally have to pay corporate-level federal income taxes on any ordinary income or capital gains that a Fund distributes to its shareholders. If a Fund fails to qualify as a RIC for any year, (subject to certain curative measures allowed by the Code) the Fund is subject to regular corporate-level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily due to the tax deferral of losses on wash sales and investment in passive foreign investment companies (PFIC).

For the fiscal year ended, September 30, 2015, the CSOP FTSE China A50 ETF did not generate any Capital Loss Carryforward.

9. Recently Issued Accounting Pronouncements

In April 2015, FASB issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services — Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at the NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

10. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, which would require disclosure in the Funds’ financial statements through this date.

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of CSOP ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.csopasset.us or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-209-2937.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-209-2937 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

CSOP ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.csopasset.us.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

APPROVAL OF MANAGEMENT AGREEMENT (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), a fund’s investment advisory agreement must be approved both by the fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto, as defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an “in-person” meeting held on August 24, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of CSOP ETF Trust (the “Trust”), including the Independent Trustees of the Trust, reviewed materials and discussed issues pertaining to the proposed approval of the amended and restated investment advisory agreement (the “Advisory Agreement”) between the Trust and CSOP Asset Management Limited (the “Adviser”), on behalf of two new series of the Trust, CSOP MSCI China A International Hedged ETF (“MSCI International ETF”) and CSOP CSI China A-H Dynamic ETF (“CSI Dynamic ETF”) (each separately a “Fund” and collectively the “Funds”). During the Meeting, the Board received a presentation from representatives of the Adviser on the proposed services to be rendered by the Adviser with respect to each of the Funds, the capabilities of the Adviser with respect to execution of these services and the unique nature of the Funds’ investment strategies as compared to other available products. Under the Advisory Agreement, the Adviser, subject to the supervision of the Board, would be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds’ respective investment objectives and policies, among other services. The Board also reviewed a memorandum from legal counsel to the Trust (“Fund Counsel”) that detailed the duties and responsibilities of the Trustees under the 1940 Act and under applicable state law, with respect to their consideration of the Advisory Agreement.

After its review, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of each of the Funds. In reaching this decision, the Board considered all factors it believed relevant, including: (1) the nature, extent and quality of the services to be provided pursuant to the Advisory Agreement; (2) the advisory fees to be paid by the Fund pursuant to the Advisory Agreement; (3) the costs of services to be provided to the Fund and the profits to be realized by the Adviser (and its affiliates) from its relationship with the Fund; (4) the extent to which economies of scale would be realized by shareholders as the Funds’ assets increased; (5) any additional or “fall out” benefits to the Adviser (and its affiliates) or other considerations deemed relevant; (6) the comparative fee structures of other advisers; and (7) the Trustees’ process in evaluating the fee structure. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

With respect to the nature, extent and quality of the services proposed to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed (1) the proposed investment objective and strategies of each Fund; (2) information describing the Adviser’s current organization, reputation and the background and experience of the Adviser’s management persons; (3) information regarding the Adviser’s brokerage and trading policies and practices; (4) information regarding the investment advisory fee to be charged by the Adviser and comparative fund fee information; (5) information regarding the Adviser’s compliance program; (6) information regarding the Adviser’s historical performance for the Trust’s existing series; and (7) information regarding the Adviser’s financial condition. The Board also considered the substance of prior discussions, specifically its review of similar information with respect to its approval of the investment advisory contract for the Trust’s existing series at the January 26, 2015 Board meeting and noted that the Adviser represented that there had been no material changes to such information since that meeting. In reviewing the services proposed to be rendered to each Fund, the Board also considered the services currently rendered by the Adviser to the Trust’s existing series, noting that the Adviser’s responsibilities would be substantially similar. Based upon its review, the Board concluded that the Adviser was qualified to manage the Funds and oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Funds were expected to be satisfactory.

With respect to each of the Funds, the Board discussed the proposed advisory fee, presented as a percentage of each Fund’s average daily net assets, to be charged relative to the scope of proposed services to be rendered by the Adviser. The Board also considered any expenses that the Adviser had agreed to pay, including the license fees for each Fund’s underlying index. The Board discussed fees charged by comparable ETFs and reviewed information provided by the Adviser showing the proposed advisory fee for each Fund as compared to those of a peer group of ETFs. The Board noted that each Fund’s advisory fee was within the range of, and in some instances lower than, the advisory fees paid by the peer funds presented by the Adviser. The Board concluded that, based on its review, the proposed fees for each of the Funds appeared reasonable in relation to the fees charged and services provided.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Funds, the fee structure and total expense ratio proposed for the Funds, as well as the impact of varying asset levels on the Adviser’s profitability.

APPROVAL OF MANAGEMENT AGREEMENT (Unaudited) (concluded)

The Board also considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of each Fund’s investors. Because the Funds were newly organized, the Board determined to again review economies of scale in the future when the Funds had attracted assets.

Given all the information available to it and considering all material factors, the Board concluded that approval of the Advisory Agreement was in the best interests of each of the Funds and it was unanimously approved.

SUPPLEMENTAL INFORMATION (Unaudited)

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the last sale price on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

CSOP FTSE China A50 ETF
Period Covered: October 1, 2015 through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	5	4.03%
Greater than 1.5% and Less than 2.0%	1	0.81
Greater than 1.0% and Less than 1.5%	2	1.61
Greater than 0.5% and Less than 1.0%	6	4.84
Between 0.5% and -0.5%	35	28.23
Less than -0.5%	75	60.48
Total	124	100.00%

CSOP MSCI China A International Hedged ETF
Period Covered: October 20, 2015 (listing date) through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	5	16.67%
Greater than 1.5% and Less than 2.0%	3	10.00
Greater than 1.0% and Less than 1.5%	6	20.00
Greater than 0.5% and Less than 1.0%	11	36.67
Between 0.5% and -0.5%	4	13.33
Less than -0.5%	1	3.33
Total	30	100.00%

SUPPLEMENTAL INFORMATION (Unaudited) (concluded)

CSOP China CSI 300A-H Dynamic ETF
Period Covered: October 20, 2015 (listing date) through March 31, 2016

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	4.34%
Greater than 1.5% and Less than 2.0%	4	8.70
Greater than 1.0% and Less than 1.5%	3	6.52
Greater than 0.5% and Less than 1.0%	12	26.09
Between 0.5% and -0.5%	20	43.48
Less than -0.5%	5	10.87
Total	46	100.00%

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Fund’s distributor, investment adviser, custodian, transfer agent and administrator. The day-to-day operations of the Fund are delegated to the Fund’s Investment Adviser, CSOP.

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Fund. The Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, is indicated by a double asterisk.

Name, Address and Age(1)	Position with Trust and Length of Term(2)	Principal Occupation in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustee
Ding Chen (Born: August 6, 1969)	Trustee(4) (Since 2015)	CEO of CSOP Asset Management Limited	3	CSOP Asset Management Limited (Since 2008); Chinese Asset Management Association of HK Ltd. (Since 2013); Chinese Securities Association of HK (Since 2013); Source CSOP Markets plc (Since 2013); CSOP Alternative Funds plc (Since 2014); CSOP Investment Funds plc (Since 2014); The Hong Kong Chinese Enterprises Association (Since 2015); Hong Kong Investment Funds Association (2014 – 2015).
Independent Trustees
Karl-Otto Hartmann (Born: March 7, 1955)	Trustee (Since 2015)	Founder and CEO of IntelliMagic LLC consulting practice (2005 – present); CEO of 40Act.com, LLC (2012 – present); Adjunct professor at Suffolk University Law School (2007 – present)	3	Horizons ETF Trust (2014 – present), FocusShares Trust (2007 – 2012), The Thirty-Eight Hundred Fund, LLC (2008 – 2012).
Chen Chia Ling (Born: September 24, 1970)	Trustee (Since 2015)	CEO of China Asset Management (Hong Kong) Limited (2009 – 2014)	3	Chyang Sheng Dyeing & Finishing Co., Ltd. (2015 – present); China Aircraft Leasing Group Holdings Limited (2016 – present).

(1)	Unless otherwise noted, the business address of each Trustee is Suite 2802, Two Exchange Square, Connaught Place, Central, Hong Kong.
(2)	Each Trustee shall serve until death, resignation or removal.
(3)	The term “Fund Complex” refers to the CSOP ETF Trust.
(4)	Ms. Ding may be deemed to be an interested person of the Fund, as that term is defined in the 1940 Act, by virtue of her affiliation with the Adviser and/or its affiliates.

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (concluded)

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Ding Chen (Born: August 6, 1969)	President and Principal Executive Officer (since 2015)	CEO, CSOP Asset Management Limited (2008 – Present).
Michelle Wong (Born: December 26, 1980)	Secretary (since 2015)	Executive Director, General Counsel and CCO, CSOP Asset Management Limited (2016 – present); Director, General Counsel and CCO, CSOP Asset Management Limited (2015 – 2016); Director, Legal Counsel, CSOP Asset Management Limited (2014 – 2015); Solicitor, Reed Smith Richards Butler (2009 – 2014); Director, China Southern Dragon Dynamic Fund (2016 – Present).
Monique Labbe (Born: December 3, 1973)	Principal Financial Officer and Treasurer (since 2015)	Fund Principal Financial Officer, Foreside Fund Management Services, LLC (2014 – present); Principal/Assistant Vice President, State Street Global Advisors (2012 – 2014); Director/Assistant Vice President, State Street Corporation (2005 – 2012).
Patrick J. Keniston, Esq. (Born: January 18, 1964)	Chief Compliance Officer (since 2015)	Managing Director of Foreside Fund Officer Services, LLC (October 2008 – present).

(1)	The business address of Mses. Ding Chen and Michelle Wong is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is Three Canal Plaza, Suite 100, Portland, ME 04101.
(2)	Each officer shall serve until death, resignation or removal.

DISCLAIMERS (Unaudited)

CSOP FTSE China A50 ETF

FTSE International Limited (“FTSE”) is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

FTSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGIES OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FURTHERMORE, CSOP FTSE CHINA A50 ETF IS NOT IN ANY WAY SPONSORED, ENDORSED, SOLD OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP (“LSEG”) COMPANIES (TOGETHER, THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, AS TO ANY OF: (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE FTSE CHINA A50 NET TOTAL RETURN INDEX (THE “INDEX”) (UPON WHICH THE FUND IS BASED); (II) THE FIGURE AT WHICH THE INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE; OR (III) THE SUITABILITY OF THE INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH THE FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO THE INDEX TO THE ADVISER OR ITS CLIENTS. THE INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

ALL RIGHTS IN THE INDEX VEST IN FTSE. “FTSE” IS A TRADEMARK OF LSEG, AND IS USED BY FTSE UNDER LICENSE.

CSOP MSCI China A International Hedge ETF & CSOP China CSI 300 A-H Dynamic ETF

MSCI Inc. (“MSCI”) is not affiliated with the Trust, the Adviser, the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI, ANY OF ITS AFFILIATES, OR ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDICES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR 34 ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDICES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE FUND OR THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDICES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE FUND ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDICES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS

OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NO PURCHASER, SELLER OR HOLDER OF THIS SECURITY, PRODUCT OR FUND, OR ANY OTHER PERSON OR ENTITY, SHOULD USE OR REFER TO ANY MSCI TRADE NAME, TRADEMARK OR SERVICE MARK TO SPONSOR, ENDORSE, MARKET OR PROMOTE THIS SECURITY WITHOUT FIRST CONTACT MSCI TO DETERMINE WHETHER MSCI’S PERMISSION IS REQUIRED. UNDER NO CIRCUMSTANCES MAY ANY PERSON OR ENTITY CLAIM ANY AFFILIATION WITH MSCI WITHOUT THE PRIOR WRITTEN PERMISSION OF MSCI.

THE CSI 300 SMART INDEX (THE “INDEX”) IS COMPILED AND CALCULATED BY CHINA SECURITIES INDEX CO., LTD. (“CSI”) ALL COPYRIGHTS IN THE INDEX VALUES AND CONSTITUENT LIST VEST IN CSI. CSI WILL APPLY ALL NECESSARY MEANS TO ENSURE THE ACCURACY OF THE INDEX. HOWEVER, CSI DOES NOT GUARANTEE ITS INSTANTANEITY, COMPLETENESS OR ACCURACY, NOR SHALL IT BE LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

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CSOP ETF TRUST

Investment Adviser

CSOP Asset Management Limited
2801-2803, Two Exchange Square, 8 Connaught Place
Central, Hong Kong

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSOP ETF Trust

By: (Signature and Title)

/s/ Ding Chen___________________

Ding Chen

Title:  President (Principal Executive Officer)

Date: June 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Ding Chen___________________

Ding Chen

Title: President (Principal Executive Officer)

Date: June 6, 2016

By: (Signature and Title)

/s/ Monique Labbe_______________

Monique Labbe

Title: Treasurer (Principal Financial Officer)

Date: June 6, 2016